Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Revenue Recognition, Period	90 days
Cash Equivalents, Original Maturity	Three months or less
Number of operating segment	1
Leasehold Improvements
Accounting Policies [Line Items]
Property plant and equipment	The shorter of the lease term or the estimated useful life of the asset
Google
Accounting Policies [Line Items]
Revenue by major customer	44.00%	28.00%
Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	2 years
Minimum | Computer Equipment
Accounting Policies [Line Items]
Property plant and equipment	2 years
Minimum | Office Furniture And Equipment
Accounting Policies [Line Items]
Property plant and equipment	2 years
Minimum | Vehicles
Accounting Policies [Line Items]
Property plant and equipment	4 years
Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years
Employer contributions participant annual compensation	4.00%
Maximum | Computer Equipment
Accounting Policies [Line Items]
Property plant and equipment	4 years
Maximum | Office Furniture And Equipment
Accounting Policies [Line Items]
Property plant and equipment	5 years
Maximum | Vehicles
Accounting Policies [Line Items]
Property plant and equipment	5 years
Software
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years	2 years 6 months
Software | Minimum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	3 years
Software | Maximum
Accounting Policies [Line Items]
Finite lived intangible assets useful life	5 years